Document and Entity Information	0 Months Ended
Apr. 20, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 20, 2012
Registrant Name	NORTHERN LIGHTS FUND TRUST II
Central Index Key	0001518042
Amendment Flag	false
Document Creation Date	Apr. 23, 2012
Document Effective Date	Apr. 23, 2012
Prospectus Date	Apr. 20, 2012